Securities - Summary of Allowance for Losses measured at FVOCI (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
Balance at beginning of year	$ 1,741
Balance at end of year	2,044	$ 1,741
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of year	482
Balance at end of year	646	482
IFRS9 [member] | Debt securities measured at FVOCI [member]
Disclosure of financial assets [line items]
Balance at beginning of year	23	49
Provision for (reversal of) credit losses	4	78
Write-offs	(4)	(5)
Other		(99)
Balance at end of year	23	23
IFRS9 [member] | Stage 1 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of year	15	14
Provision for (reversal of) credit losses		1
Other	(1)
Balance at end of year	14	15
IFRS9 [member] | Stage 2 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of year	3	35
Provision for (reversal of) credit losses		(32)
Balance at end of year	3	3
IFRS9 [member] | Stage 3 [member] | Debt securities measured at FVOCI [member] | Financial instruments credit-impaired [member]
Disclosure of financial assets [line items]
Balance at beginning of year	5
Provision for (reversal of) credit losses	4	109
Write-offs	(4)	(5)
Other	1	(99)
Balance at end of year	$ 6	$ 5